Goodwill - Disclosure of goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Exchange adjustments	£ 707
Goodwill, ending balance	6,343
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill, beginning balance	6,096	£ 5,315
Exchange adjustments	(652)	781
Goodwill, ending balance	£ 5,444	£ 6,096